Accounting policies - Value at risk technique (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 MXN ($) D
Financial instruments
All financial instruments	$ 69,000
Instruments sensitive to interest rate	55,000
Instruments sensitive to equity market prices	4,000
Instruments sensitive to foreign currency exchange rates	65,000
Instruments sensitive to volatility movements	$ 10,000
Time horizon used in measuring VaR	1 day
Confidence level (as a percent)	99.00%
Number of business days used for measuring loss in excess of VaR | D	100
Minimum
Financial instruments
All financial instruments	$ 69,000
Instruments sensitive to interest rate	52,000
Instruments sensitive to equity market prices	1,000
Instruments sensitive to foreign currency exchange rates	4,000
Instruments sensitive to volatility movements	$ 7,000
Percentage of hedge effectiveness	80.00%
Maximum
Financial instruments
All financial instruments	$ 399,000
Instruments sensitive to interest rate	153,000
Instruments sensitive to equity market prices	55,000
Instruments sensitive to foreign currency exchange rates	139,000
Instruments sensitive to volatility movements	$ 24,000
Percentage of hedge effectiveness	125.00%
Weighted average
Financial instruments
All financial instruments	$ 122,000
Instruments sensitive to interest rate	110,000
Instruments sensitive to equity market prices	6,000
Instruments sensitive to foreign currency exchange rates	48,000
Instruments sensitive to volatility movements	$ 11,000